Schedule of property and equipment (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 15,137	$ 14,762
Accumulated depreciation	(6,990)	(6,052)
Fixed assets, net	8,147	8,710
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	2,281	1,970
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	815	806
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	1,740	1,630
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	194	194
Building [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	3,097	3,218
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	6,959	6,896
Signs [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 51	$ 48